MARKETABLE SECURITIES - Correction of clarification (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
MARKETABLE SECURITIES
Current unrestricted marketable securities	R$ 5,920,171	R$ 12,193,654
Non-current	432,724	412,093
Total	6,352,895	12,605,747
Beneficiary Parties
MARKETABLE SECURITIES
Non-current	427,202	407,556
As reported
MARKETABLE SECURITIES
Current unrestricted marketable securities		12,193,654
Non-current		417,648
Total		12,611,302
As reported | Beneficiary Parties
MARKETABLE SECURITIES
Non-current		407,556
Adjustments
MARKETABLE SECURITIES
Non-current		(5,555)
Total		(5,555)
National Treasury Financial Note
MARKETABLE SECURITIES
Current unrestricted marketable securities	2,979,760	6,725,210
National Treasury Financial Note | As reported
MARKETABLE SECURITIES
Current unrestricted marketable securities		2,216,621
National Treasury Financial Note | Adjustments
MARKETABLE SECURITIES
Current unrestricted marketable securities		4,508,589
Repurchase Agreements
MARKETABLE SECURITIES
Current unrestricted marketable securities	2,798,670	4,209,818
Repurchase Agreements | As reported
MARKETABLE SECURITIES
Current unrestricted marketable securities		1,272,316
Repurchase Agreements | Adjustments
MARKETABLE SECURITIES
Current unrestricted marketable securities		2,937,502
National Treasury Notes
MARKETABLE SECURITIES
Current unrestricted marketable securities	70,861	375,884
National Treasury Notes | As reported
MARKETABLE SECURITIES
Current unrestricted marketable securities		484,253
National Treasury Notes | Adjustments
MARKETABLE SECURITIES
Current unrestricted marketable securities		(108,369)
Financial Investments in Foreign Currency
MARKETABLE SECURITIES
Current unrestricted marketable securities		360,361
Financial Investments in Foreign Currency | Adjustments
MARKETABLE SECURITIES
Current unrestricted marketable securities		360,361
Fixed income securities | As reported
MARKETABLE SECURITIES
Current unrestricted marketable securities		7,928,308
Fixed income securities | Adjustments
MARKETABLE SECURITIES
Current unrestricted marketable securities		(7,928,308)
Investments in fund quotas | As reported
MARKETABLE SECURITIES
Current unrestricted marketable securities		210,950
Investments in fund quotas | Adjustments
MARKETABLE SECURITIES
Current unrestricted marketable securities		(210,950)
Others
MARKETABLE SECURITIES
Current unrestricted marketable securities	70,880	522,381
Non-current	R$ 5,522	4,537
Others | As reported
MARKETABLE SECURITIES
Current unrestricted marketable securities		81,206
Non-current		10,092
Others | Adjustments
MARKETABLE SECURITIES
Current unrestricted marketable securities		441,175
Non-current		R$ (5,555)